Limitation on corecivic stock elections and transfers into corecivic stock	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Employee Benefit Plan Limitation On Corecivic Stock Elections And Transfers Into Corecivic Stock [Line Items]
Employee Benefit Plan Limitation On Corecivic Stock Elections And Transfers Into Corecivic Stock [Table Text Block]
NOTE F - LIMITATION ON CORECIVIC STOCK ELECTIONS AND TRANSFERS INTO CORECIVIC STOCK
The Plan Administrative Committee, with the approval of the CoreCivic Board of Directors, limits the percentage of new contributions that plan participants are permitted to invest in CoreCivic, Inc. common stock to ten percent (10%). Transfers into CoreCivic, Inc. common stock from the Plan’s other funds are also subject to the same limitation. Therefore, requests to transfer funds into CoreCivic, Inc. common stock are not permitted if, at the time of the transfer, the transfer would cause the participant’s CoreCivic, Inc. common stock balance to exceed 10% of the participant’s total plan balance.